Financial liabilities	3 Months Ended
Mar. 31, 2026
Financial Liabilities
Financial liabilities
9.	Financial liabilities:

The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities and balances at March 31, 2026:

	Loan	Project	Lease Obligations
	Payable	Financing	(Note 10)	Total

Balance at December 31, 2025	$1,233	$175	$565	$1,973

Changes from financing activities:
Repayment of loan payable	(72)	-	-	(72)
Payment of lease obligations	-	-	(81)	(81)
Total changes from financing activities	(72)	-	(81)	(153)

Foreign exchange	-	(3)	(8)	(11)

Other changes:
Financing costs	23	-	14	37
Interest paid	(23)	-	(14)	(37)

Balance at March 31, 2026	$1,161	$172	$476	$1,809

Current	$306	$-	$237
Long-term	$855	$172	$239

(a)	Loan payable:

During 2024, the Company executed two equipment financing loans to purchase $337 of computer equipment. The Company paid a down payment of $27 and financed $240 at a 12.21% interest rate per annum with a monthly payment of $8 and $70 at a 13.00% interest rate per annum with a monthly payment of $2. Each loan is for 36 months. During the fourth quarter of 2025, the Company executed another equipment financing loan to purchase $524 of computer equipment and $567 of maintenance financed at 7.21% interest rate per annum with a monthly payment of $22 for 60 months.

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three months ended March 31, 2026 and 2025	Page 6

(b)	Project financing:

Reimbursable project development funds provided by a corporation designed to enable the development and commercialization of geomatics solutions in Canada. The funding is repayable upon the completion of a specific development project and the first sale of any of the resulting product(s). Repayment is to be made in quarterly installments equal to the lesser of 20% of the funding amount or 25% of the prior quarter’s sales. There were no sales of the related products during the three months ended March 31, 2026. Subsequent to March 31, 2026, the Company entered into an agreement with the lender to extinguish the loan. Under the terms of the agreement, the Company paid a cash settlement of CDN$60 thousand for the full and final settlement of the outstanding obligation of CDN$240 thousand (Note 20).